RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Parties
Related parties

Name of related parties	Relationship with the Company
Ms. Yu Yu	Shareholder and executive chairwoman of the Company
Mr. Guoqing Li	Shareholder, director and chief executive officer of the Company
Beijing Kewen Cambridge Book Co., Ltd. ("BKCB")	Entity indirectly controlled by family members of Mr. Guoqing Li
Beijing Kewen Guolue Information Technology Co., Ltd. ("BKGI")	Entity indirectly controlled by family members of Mr. Guoqing Li

Schedule of Related Party Transactions
The Company had the following related party transactions for the years ended December 31, 2011, 2012 and 2013:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Service fees
BKCB	3,716	3,716	-	-
BKGI	5,909	5,909	-	-
	9,625	9,625	-	-

Schedule of Related Party Balances
The balances between the Company and its related parties as of December 31, 2012 and 2013 are listed below:

	As of December 31,
	2012	2013
	RMB	RMB	US$
Due from a related party:
BKCB	320	2,691	445
Due to related parties:
BKCB	2,333	2,238	370
BKGI	-	944	156
	2,333	3,182	526